SUPPLEMENT TO THE
                     GREAT AMERICAN RESERVE VARIABLE ANNUITY
                                    ACCOUNT F
                       PROSPECTUS DATED FEBRUARY 12, 1998

FLORIDA ONLY

The MVA Account is not available in Florida. The Prospectus dated February 12, 1998, in which Great American Reserve Insurance Company offers Great American Reserve Variable Annuity Account F and the MVA Account, is amended to delete any and all references to the MVA Account for Contracts issued in Florida.

This Prospectus Supplement is dated February 24, 1998.